Vanguard Variable Insurance Funds - Short-Term
Investment-Grade Portfolio

Supplement Dated January 31, 2023, to the Prospectus and Summary Prospectus Dated May 2, 2022
Important Changes to Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio (the Portfolio)
Effective immediately, Samuel C. Martinez will no longer serve as portfolio manager of the Portfolio.
Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.
The Portfolio’s investment objective, strategies, and policies remain unchanged.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 274A 012023

Vanguard Variable Insurance Funds

Supplement Dated January 31, 2023, to the Statement of Additional Information Dated May 2, 2022
Important Changes to Vanguard Variable Insurance Funds – Vanguard Short-Term Investment-Grade Portfolio (the Portfolio)
Effective immediately, Samuel C. Martinez will no longer serve as a portfolio manager of the Portfolio.
Accordingly, all references to Samuel C. Martinez are hereby deleted in their entirety.
The Portfolio’s investment objective, strategies, and policies remain unchanged.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064S 012023